Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Taxes [Abstract]
Schedule of Reconciliation of Income Taxes

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the years ended December 31, 2018 and 2017:

Years ended December 31,
	2018	2017
(Loss) earnings before income taxes	$(12,396)	$20,688
Combined Canadian federal and provincial income tax rates	27.0%	26.0%
Expected income tax (recovery) expense	(3,347)	5,379
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	(1,341)	748
Non-deductible expenses and Mexico inflation adjustments	244	(199)
Foreign exchange	4,733	(1,925)
Change in prior year estimates	196	-
Mexican special mining duty	1,020	1,105
Withholding taxes	670	424
Change in unrecognized deferred income tax assets	(147)	2,243
Other	(380)	1,015
Income tax expense	$1,648	$8,790

Schedule of Deferred Tax Assets and Liabilities

The composition of the Company's net deferred income tax liabilities at December 31, 2018 and 2017, are as follows:

	December 31, 2018	December 31, 2017
Deferred tax assets:
Provision for site reclamation and closure	$5,466	$1,427
Non-capital losses	6,017	-
	11,483	1,427

Deferred tax liabilities:
Mineral properties, plant and equipment, exploration and evaluation	(13,004)	(5,186)
Mexican special mining duty	(4,782)	(1,613)
Other	(5,130)	(2,600)
	(22,916)	(9,399)
Deferred tax liabilities, net	$(11,433)	$(7,972)

	Note	December 31, 2018	December 31, 2017

Deferred tax liability, opening		$7,972	$3,505
Acquisition of mines	5	3,617	-
Deferred tax (recovery) expense charged to earnings during the year		(65)	4,467
Other		(91)	-
Deferred tax liability, closing		$11,433	$7,972

Schedule of Unrecognized Tax Losses, Deductible Temporary Differences, and Tax Credits

The Company's unrecognized tax losses, deductible temporary differences, and tax credits at December 31, 2018 and 2017, are as follows:

	December 31, 2018	December 31, 2017
Non-capital losses	$114,700	$90,200
Mineral properties, plant and equipment, exploration and evaluation	328	114
Share issuance costs	4,422	3,657
	$119,450	$93,971